Fair Value Measurements (Details Narrative) $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($)
Class of Warrant or Right [Line Items]
Change in fair value (gain)	$ 5,323
Forward Purchase Agreement Derivative Liabilities [Member]
Class of Warrant or Right [Line Items]
Change in fair value (gain)	4,585
Settlement of accounts payable through cash or in equity	$ 5,034